RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT	12 Months Ended
Dec. 31, 2022
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT

The Company had recognized a liability upon closing of their initial public offering in November 2021 for a portion of the underwriter’s commissions which was contingently payable upon closing of a future business combination, with the offsetting entry resulting in an initial discount to the securities sold in the initial public offering. On November 16, 2022, Guggenheim agreed to waive its entitlement to the deferred underwriting commission of $3,767,400 to which it became entitled upon completion of the Company’s Initial Public Offering, subject to the consummation of a business combination. The Company previously recognized the waiver as an extinguishment, with a resulting non-operating gain recognized in its statement of operations for the year ended December 31, 2022. Upon subsequent review and analysis, management concluded that the Company should have recognized the extinguishment of the contingent liability as a reversal in the same relative allocation applied at the initial public offering.

Therefore, the Company’s management and the Audit Committee of the Company’s Board of Directors (the “Audit Committee”) concluded that the Company’s previously issued audited financial statements as of December 31, 2022 (the “Annual Report”) should no longer be relied upon and that it is appropriate to restate the Annual Report. As such, the Company will restate its financial statements in this Form 10-K/A for the Company’s audited financial statements included in the Annual Report on the Company’s Form 10-K for the year ended December 31, 2022, as filed with the Securities and Exchange Commission (“SEC”) on February 22, 2023 (the “Original Filing”).

Impact of the Restatement

The impact of the restatement on the consolidated statements of operations, statements of changes in stockholders’ deficit and statements of cash flows for the affected period is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	For the Year Ended December 31, 2022
	As
	Previously	Restatement	As
	Reported	Adjustment	Restated
Statement of Operations
Gain on forgiveness of deferred underwriting fee payable	3,767,400	3,604,829	162,571
Total other income (expenses)	14,189,108	(3,604,829)	10,584,279
Income before provision for income taxes	10,863,503	(3,604,829)	7,258,674
Net income	9,980,174	(3,604,829)	6,375,345
Basic and diluted weighted average shares outstanding — Class A ordinary shares	27,600,000	—	27,600,000
Basic and diluted earnings per share — Class A ordinary shares	$0.29	$(0.11)	$0.18
Basic and diluted weighted average shares outstanding — Class B ordinary shares	6,900,000	—	6,900,000
Basic and diluted earnings per share — Class B ordinary shares	$0.29	$(0.11)	$0.18

	Additional Paid-in Capital			Accumulated Deficit
	As Previously		As	As Previously		As
	Reported	Adjustment	Restated	Reported	Adjustment	Restated
Statement of Changes in Stockholders’ Deficit
Balance – December 31, 2021	$32,000	$—	$32,000	$(16,962,545)	$—	$(16,962,545)
Net income	—	—	—	9,980,174	(3,604,829)	6,375,345
Accretion of Class A common stock to redemption value	—	—	—	(2,487,272)	3,604,829	1,117,557

Balance – December 31, 2022	$32,000	$—	$32,000	$(9,469,643)	$—	$(9,469,643)

	For the Year Ended December 31, 2022
	As Previously	Restatement	As
	Reported	Adjustment	Restated
Statement of Cash Flow
Net Income	9,980,174	(3,604,829)	6,375,345
Gain on forgiveness of deferred underwriting fee payable	(3,767,400)	(3,604,829)	(162,571)
Supplemental disclosure of noncash activities:
Forgiveness of deferred underwriting fee payable allocated to Class A common stock	—	3,604,829	3,604,829